Basis of preparation and accounting policies - Jackson (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2021	Dec. 13, 2021	Dec. 31, 2021	Sep. 13, 2021	Dec. 31, 2020
Assets subject to impairment estimates
Financial investments	$ 168,479		$ 168,479		$ 155,593
Jackson
Assets subject to impairment estimates
Number of shares repurchased from entity		2,242,516
Available-for-sale
Assets subject to impairment estimates
Financial investments	$ 700		$ 700
Discontinued US operations
Assets subject to impairment estimates
Financial investments				$ 293,562
Proportion of economic interest retained after disposal				19.70%
Remaining economic interest	18.40%
Period of time for monetisation of investment after demerger			12 months
Proportion of interest to be retained after monetisation of investment			10.00%